Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Income Taxes Continuing Operations [Abstract]
Provision for Income Taxes

The provision for income taxes is:

For the years ended December 31,	2019	2018	2017
Current Tax
Canada	14	(128)	(217)
United States	3	2	(38)
Total Current Tax Expense (Recovery)	17	(126)	(255)
Deferred Tax Expense (Recovery)	(814)	(884)	203
Tax Expense (Recovery) From Continuing Operations	(797)	(1,010)	(52)

Reconciliation of Income Taxes Calculated at Statutory Rate

The following table reconciles income taxes calculated at the Canadian statutory rate with the recorded income taxes:

For the years ended December 31,	2019	2018	2017
Earnings (Loss) From Continuing Operations Before Income Tax	1,397	(3,926)	2,216
Canadian Statutory Rate	26.5%	27.0%	27.0%
Expected Income Tax Expense (Recovery) From Continuing Operations	370	(1,060)	598
Effect on Taxes Resulting From:
Foreign Tax Rate Differential	(52)	(57)	(17)
Non-Taxable Capital (Gains) Losses	(38)	89	(148)
Non-Recognition of Capital (Gains) Losses	(39)	87	(118)
Adjustments Arising From Prior Year Tax Filings	4	3	(41)
Recognition of Previously Unrecognized Capital Losses	-	-	(68)
Recognition of U.S. Tax Basis	(387)	(78)	-
Change in Statutory Rates	(671)	-	(275)
Non-Deductible Expenses	-	3	(5)
Other	16	3	22
Total Tax Expense (Recovery) From Continuing Operations	(797)	(1,010)	(52)
Effective Tax Rate	(57.1)%	25.7%	(2.3)%

Deferred Income Tax Liabilities and Deferred Income Tax Assets

The analysis of deferred income tax liabilities and deferred income tax assets is as follows:

For the years ended December 31,	2019	2018
Deferred Income Tax Liabilities
Deferred Income Tax Liabilities to be Settled Within 12 Months	3	47
Deferred Income Tax Liabilities to be Settled After More Than 12 Months	4,540	5,498
	4,543	5,545
Deferred Income Tax Assets
Deferred Income Tax Assets to be Recovered Within 12 Months	(113)	(57)
Deferred Income Tax Assets to be Recovered After More Than 12 Months	(398)	(627)
	(511)	(684)
Net Deferred Income Tax Liability	4,032	4,861

Schedule of Movement in Deferred Income Tax Liabilities and Assets

The movement in deferred income tax liabilities and assets, without taking into consideration the offsetting of balances within the same tax jurisdiction, is:

Deferred Income Tax Liabilities	PP&E	Timing of Partnership Items	Risk Management	Other	Total
As at December 31, 2017	6,232	164	17	2	6,415
Charged (Credited) to Earnings	(836)	(164)	27	49	(924)
Charged (Credited) to OCI	54	-	-	-	54
As at December 31, 2018	5,450	-	44	51	5,545
Charged (Credited) to Earnings	(927)	-	(43)	(7)	(977)
Charged (Credited) to OCI	(25)	-	-	-	(25)
As at December 31, 2019	4,498	-	1	44	4,543

Deferred Income Tax Assets	Unused Tax Losses	Timing of Partnership Items	Risk Management	Other	Total
As at December 31, 2017	(191)	-	(283)	(328)	(802)
Charged (Credited) to Earnings	(159)	-	282	8	131
Charged (Credited) to OCI	(7)	-	-	(6)	(13)
As at December 31, 2018	(357)	-	(1)	(326)	(684)
Charged (Credited) to Earnings	129	-	-	34	163
Charged (Credited) to OCI	3	-	-	7	10
As at December 31, 2019	(225)	-	(1)	(285)	(511)

Net Deferred Income Tax Liabilities	Total
Net Deferred Income Tax Liabilities as at December 31, 2017	5,613
Charged (Credited) to Earnings	(793)
Charged (Credited) to OCI	41
Net Deferred Income Tax Liabilities as at December 31, 2018	4,861
Charged (Credited) to Earnings	(814)
Charged (Credited) to OCI	(15)
Net Deferred Income Tax Liabilities as at December 31, 2019	4,032

Schedule of Amounts of Tax Pools Available, Including Tax Losses	The approximate amounts of tax pools available, including tax losses, are:
As at December 31,	2019	2018
Canada	6,113	7,935
United States	2,648	1,391
	8,761	9,326